Deferred Revenue (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of deferred income [text block] [Abstract]
Schedule of deferred revenue
	As of February 28
Figures in Rand thousands	2022	2021

Beginning balance	246,765	208,782
Acquisition of subsidiary	2,678	–
Amounts deferred in current financial year	681,135	251,141
Amounts released to revenue in the current financial year	(603,201)	(211,484)
Translation adjustments	(973)	(1,674)
Ending balance	326,404	246,765

Non-current liabilities	108,256	85,655
Current liabilities	218,148	161,110
	326,404	246,765

Schedule of estimated revenue expected to be recognized in the future related to performance obligations
	As of February 28
Figures in Rand thousands	2022	2021

Maturities analysis
– within one year	218,148	161,110
– within two to four years	103,026	81,055
– over four years	5,230	4,600
Present value of amounts received in advance	326,404	246,765